Offerings - Offering: 1	Sep. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	19.23
Maximum Aggregate Offering Price	$ 134,610,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,589.64
Offering Note	Covers common stock, par value $0.01 per share, of RXO, Inc. ("Common Stock") under the RXO, Inc. 2022 Omnibus Incentive Compensation Plan (as amended, the "Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate amount of additional Common Stock that may be offered and issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $19.23 per share, which is the average of the high and low prices of Common Stock on September 14, 2026, as reported on the New York Stock Exchange.